Convertible notes payable (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Convertible notes payable	$ (0)	¥ 0	¥ 149,090,866
Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible notes payable	$ (0)	¥ (0)	¥ 149,090,866